CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary share	Class A ordinary share Common Stock	Class A ordinary shares subject to possible redemption	Class A ordinary shares subject to possible redemption Common Stock	Class B Common Stock Common Stock
Increase (Decrease) in Stockholders' Equity
Sale of Private Placement Units (in shares)							3,500,000
Balance at the beginning at Dec. 31, 2020	$ 5,000	$ 24,280	$ (20,000)				$ 0	$ 720
Balance at the beginning (in shares) at Dec. 31, 2020							0	7,200,000
Increase (Decrease) in Stockholders' Equity
Sale of 24,300,287 Units, net of underwriting discounts and offering expenses	$ 214,438,838	214,436,408					$ 2,430
Sale of units (in shares)	24,300,287						24,300,287
Sale of 3,500,000 Private Placement Units	$ 35,000,000	34,999,650					$ 350
Sale of Private Placement Warrants	6,860,057	6,860,057
Ordinary shares subject to redemption (as restated)	(243,002,870)	(243,000,440)					$ (2,430)
Ordinary shares subject to redemption (as restated) (in shares)							(24,300,287)
Surrender and cancellation of Founder Shares		25						$ (25)
Surrender and cancellation of Founder Shares (in shares)								(249,928)
Over-allotment option liability	(296,905)	(296,905)
Remeasurement for Class A ordinary shares subject to redemption amount						$ (12,681,484)
Expenses paid by the Sponsor	669,106	669,106
Net income (loss)	(6,527,175)		(6,527,175)
Balance at the end at Dec. 31, 2021	7,146,051	13,692,181	(6,547,175)		$ 350		$ 350	$ 695
Balance at the end (in shares) at Dec. 31, 2021					3,500,000		3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Net income (loss)	1,010,040		1,010,040
Balance at the end at Mar. 31, 2022	8,156,091	13,692,181	(5,537,135)		$ 350			$ 695
Balance at the end (in shares) at Mar. 31, 2022					3,500,000			6,950,072
Balance at the beginning at Dec. 31, 2021	7,146,051	13,692,181	(6,547,175)		$ 350		$ 350	$ 695
Balance at the beginning (in shares) at Dec. 31, 2021					3,500,000		3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Derecognition of deferred underwriting fee	8,322,442	8,322,442
Remeasurement for Class A ordinary shares subject to redemption amount	(3,625,617)	(3,625,617)
Net income (loss)	8,735,542		8,735,542
Balance at the end at Dec. 31, 2022	20,578,418	18,389,006	2,188,367		$ 350		$ 350	$ 695
Balance at the end (in shares) at Dec. 31, 2022					3,500,000		3,500,000	6,950,072
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount	(16,999,995)	(16,637,434)	(362,395)	$ (166)	$ (166)	$ (16,999,995)
Net income (loss)	(127,955)		(127,955)
Balance at the end at Mar. 31, 2023	$ 1,773,701	$ 74,805	$ 1,698,017		$ 184			$ 695
Balance at the end (in shares) at Mar. 31, 2023					1,836,240			6,950,072